Share-based payment	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Share-based payment

Note 20 - Share-based payment

The accounting policy on share-based payments is presented in Note 2c XV.

ITAÚ UNIBANCO HOLDING and its subsidiaries have share-based payment plans aimed at involving their management members and employees in the medium and long term corporate development process.

The grant of these benefits is only made in years in which there are sufficient profits to permit the distribution of mandatory dividends, limiting dilution to 0.5% of the total shares held by the controlling and minority stockholders at the balance sheet date. These programs are settled through the delivery of ITUB4 treasury shares to stockholders.

Expenses on share-based payment plans are presented in the table below:

	01/01 to 12/31/2024	01/01 to 12/31/2023	01/01 to 12/31/2022
Partner plan	(336)	(264)	(180)
Share-based plan	(482)	(473)	(418)
Total	(818)	(737)	(598)

a) Partner plan

The program enables employees and managers of ITAÚ UNIBANCO HOLDING to invest a percentage of their bonus to acquire shares and share-based instruments. There is a lockup period of from three to five years, counted from the initial investment date, and the shares are thus subject to market price variations. After complying with the preconditions outlined in the program, beneficiaries are entitled to receive shares as consideration, in accordance with the number of shares indicated in the regulations.

The acquisition price of shares and share-based instruments is established every six months as the average of the share price over the last 30 days, which is performed on the seventh business day prior to the remuneration grant date.

The fair value of the consideration in shares is the market price at the grant date, less expected dividends.

Change in the partner program

	01/01 to 12/31/2024	01/01 to 12/31/2023
	Quantity	Quantity
Opening balance	62,425,428	48,253,812
New	23,264,639	24,920,268
Delivered	(7,991,750)	(9,533,753)
Cancelled	(3,394,551)	(1,214,899)
Closing balance	74,303,766	62,425,428
Weighted average of remaining contractual life (years)	2.19	2.36
Market value weighted average (R$)	26.93	21.88

b) Variable compensation

In this plan, part of the administrators variable remuneration is paid in cash and part in shares during a period of three years. Shares are delivered on a deferred basis, of which one-third per year, upon compliance with the conditions provided for in internal regulation. The deferred unpaid portions may be reversed proportionally to a significant reduction in the recurring income realized or the negative income for the period.

Management members become eligible for the receipt of these benefits according to individual performance, business performance or both. The benefit amount is established according to the activities of each management member who meets at least the performance and conduct requirements.

The fair value of the share is the market price at its grant date.

Change in share-based variable compensation

	01/01 to 12/31/2024	01/01 to 12/31/2023
	Quantity	Quantity
Opening balance	43,494,634	44,230,077
New	20,149,613	21,725,220
Delivered	(20,728,831)	(22,097,907)
Cancelled	(714,417)	(362,756)
Closing balance	42,200,999	43,494,634
Weighted average of remaining contractual life (years)	0.84	0.89
Market value weighted average (R$)	32.50	25.76